Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Income tax reconciliation

	2022	2021	2020
Loss before income tax	(308,901)	(170,164)	(193,178)
Tax rate (i)	41%	45%	40%
Income tax benefit	126,649	76,574	77,271

Permanent additions/exclusions
Share-based payments	(11,757)	(41,418)	(8,639)
Customers gifts	(120)	(250)	(375)
Operational losses and others	(9,112)	(6,385)	(4,741)
Changes in income tax rate	(2,531)	(11,127)	-
Contingent share award (CSA) - termination (ii)	(145,785)	-	(8,049)
Effect of different tax rates - subsidiaries and parent company	(31,765)	(4,541)	(3,781)
Results with convertible instruments	-	-	(29,008)
Other non-deductible expenses	18,688	(10,353)	(1,022)
Income tax	(55,733)	2,500	21,656

Current tax expense	(473,345)	(219,824)	(22,338)
Deferred tax benefit	417,612	224,654	44,025
Income tax in the statement of profit or loss	(55,733)	4,830	21,687
Deferred tax recognized in OCI	829	(2,330)	(31)
Income tax	(54,904)	2,500	21,656
Effective tax rate	18.0%	-2.8%	-11.2%
(i)	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as "effect of different tax rates –subsidiaries and parent company".
(ii)	The amount is related to the termination of the Contingent Share Award (CSA) as described in the note 10b.

Schedule of deferred income taxes

			Reflected in the statement of profit or loss
	2021	Other	Constitution	Realization	Foreign exchange	Reflected in OCI	2022

Provisions for credit losses	204,459	-	600,227	(221,817)	922	-	583,791
Provision PIS/COFINS - Financial Revenue	5,965	-	-	-	334	-	6,299
Other temporary differences	72,343	12,175	68,971	(34,313)	3,927	-	123,103
Total deferred tax assets on temporary differences	282,767	12,175	669,198	(256,130)	5,183	-	713,193

Tax loss and negative basis of social contribution	77,985	-	19,930	(5,707)	5,649	-	97,857
Deferred tax assets	360,752	12,175	689,128	(261,837)	10,832	-	811,050

Futures settlement market	(18,850)	-	(7,821)	13,730	(798)	-	(13,739)
Fair value changes - financial instruments	(2,144)	-	(3,744)	4,634	(51)	(1,986)	(3,291)
Others	(8,340)	-	46,446	(60,338)	(1,856)	-	(24,088)
Deferred tax liabilities	(29,334)	-	34,881	(41,974)	(2,705)	(1,986)	(41,118)

Fair value changes - cash flow hedge	1,057	-	17,608	(20,194)	(229)	2,815	(1,758)
Deferred tax recognized during the year			741,617	(324,005)		829

			Reflected in the statement of profit or loss
	2020	Other	Constitution	Realization	Foreign exchange	Reflected in OCI	2021

Provisions for credit losses	68,155	41	197,920	(52,730)	(8,927)	-	204,459
Provision PIS/COFINS - Financial Revenue	6,398	-	-	-	(433)	-	5,965
Other temporary differences	41,982	585	52,157	(18,394)	(3,987)	-	72,343
Total deferred tax assets on temporary differences	116,535	626	250,077	(71,124)	(13,347)	-	282,767

Tax loss and negative basis of social contribution	8,596	4,201	67,939	-	(2,751)	-	77,985
Deferred tax assets	125,131	4,827	318,016	(71,124)	(16,098)	-	360,752

Futures settlement market	-	-	(19,137)	-	287	-	(18,850)
Fair value changes - financial instruments	(8,741)	-	(170)	5,544	(82)	1,305	(2,144)
Others	-	-	(14,524)	4,744	1,440	-	(8,340)
Deferred tax liabilities	(8,741)	-	(33,831)	10,288	1,645	1,305	(29,334)

Fair value changes - cash flow hedge	32	-	1,305	-	(280)	1,025	1,057
Deferred tax recognized during the year			285,490	(60,836)		2,330

		Reflected in the statement of profit or loss
	2019	Constitution	Realization	Foreign exchange	2020

Provisions for credit losses	63,846	79,383	(60,808)	(14,266)	68,155
Provision PIS/COFINS - Financial Revenue	8,252	-	-	(1,854)	6,398
Other provisions	14,944	27,125	(5,242)	(3,504)	33,323
Fair value changes - financial instruments	2,177	8,945	(1,791)	(672)	8,659
Total deferred tax assets on temporary differences	89,219	115,453	(67,841)	(20,296)	116,535

Tax loss and negative basis of social contribution	4,979	7,150	(3,724)	191	8,596
Deferred tax assets	94,198	122,603	(71,565)	(20,105)	125,131

Fair value changes - financial instruments	(698)	(7,013)	-	(1,030)	(8,741)
Deferred tax liabilities	(698)	(7,013)	-	(1,030)	(8,741)
Deferred tax assets net of deferred tax liabilities	93,500	115,590	(71,565)	(21,135)	116,390